THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2022 (Unaudited)

Schedule of Investments

Common Stock — 96.1%

	SHARES	VALUE

Argentina — 2.6%
MercadoLibre *	47,820	$38,911,612

Australia — 3.3%
Atlassian, Cl A *	234,671	49,121,334

Canada — 1.9%
Shopify, Cl A *	818,417	28,505,464

Germany — 1.5%
Zalando *	808,164	22,752,249

India — 8.5%
Asian Paints	849,287	35,877,990
Housing Development Finance	1,269,047	38,297,072
Titan	1,767,414	52,636,610

		126,811,672

Japan — 5.0%
Keyence	136,800	54,219,610
Nihon M&A Center Holdings	1,516,200	20,289,856

		74,509,466

Netherlands — 9.8%
Adyen *	36,597	65,829,429
ASML Holding, Cl G	139,175	79,947,687

		145,777,116

Singapore — 2.5%
Sea ADR *	490,329	37,421,909

Switzerland — 1.9%
Sika	115,284	28,485,230

Thailand — 1.7%
CP ALL	15,334,800	25,657,237

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2022 (Unaudited)

Common Stock — continued

	SHARES	VALUE

United Kingdom — 3.3%
Entain *	3,387,854	$49,852,642

United States — 54.1%
Airbnb, Cl A *	121,162	13,446,559
Align Technology *	125,483	35,256,958
Alphabet, Cl A *	404,540	47,056,093
Alphabet, Cl C *	145,460	16,966,454
Amazon.com *	628,947	84,876,398
Aptiv *	355,690	37,308,324
Block, Cl A *	516,476	39,283,164
Cloudflare, Cl A *	579,855	29,178,303
Dexcom *	638,992	52,448,463
DoorDash, Cl A *	421,111	29,372,492
Edwards Lifesciences *	549,229	55,219,484
Entegris	292,892	32,188,831
iRhythm Technologies *	246,411	38,102,533
Lam Research	101,090	50,596,556
Netflix *	144,924	32,593,408
NIKE, Cl B	477,260	54,846,719
Okta, Cl A *	200,722	19,761,081
Repligen *	126,412	26,971,264
Snowflake, Cl A *	222,182	33,307,304
Visa, Cl A	374,351	79,403,591

		808,183,979

Total Common Stock
(Cost $1,185,224,653)		1,435,989,910

Total Investments — 96.1%
(Cost $1,185,224,653)		$1,435,989,910

Percentages are based on Net Assets of $1,493,860,627.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2022 (Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of July 31, 2022 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Argentina	$38,911,612	$—	$—	$38,911,612

Australia	49,121,334	—	—	49,121,334

Canada	28,505,464	—	—	28,505,464

Germany	—	22,752,249	—	22,752,249

India	—	126,811,672	—	126,811,672

Japan	—	74,509,466	—	74,509,466

Netherlands	79,947,687	65,829,429	—	145,777,116

Singapore	37,421,909	—	—	37,421,909

Switzerland	—	28,485,230	—	28,485,230

Thailand	—	25,657,237	—	25,657,237

United Kingdom	—	49,852,642	—	49,852,642

United States	808,183,979	—	—	808,183,979

Total Common Stock	1,042,091,985	393,897,925	—	1,435,989,910

Total Investments in Securities	$1,042,091,985	$393,897,925	$—	$1,435,989,910

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-2500

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